Investment Strategy - REX Drone ETF	Oct. 21, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Index tracks the performance of a portfolio of global equity securities of companies that are engaged in drone and/or unmanned aerial vehicles (“UAV”) manufacturing and enabling technologies. The equity securities included in the Index may consist of common stocks and American Depositary Receipts (ADRs). The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). REX Advisers, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund’s investment sub-adviser is Vident Asset Management (the “Sub-Adviser”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Drone Companies (as defined below). Drone Companies are companies that are principally engaged, i.e., have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, drones and/or UAV manufacturing or enabling technology. Each security selected for inclusion in the Index is defined as a “Drone Company.”

According to the Index Provider, to be eligible for inclusion in the Index, a company must be listed on an developed market stock exchange, as determined by the Index Provider, and meet the following criteria: (1) minimum market capitalization of $100 million; (2) free-float (i.e., the portion of shares that are publicly available) of at least 15%; and (3) three-month average daily traded value of $500,000.. According to the Index Provider, the Index allocates an aggregate weight of 80% to companies that are identified as “Pureplay” and an aggregate weight of 20% to those companies determined to be “Diversified.” Pureplay companies are those companies that are principally engaged, i.e., have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, drones and/or UAV manufacturing or enabling technology. Diversified companies are those companies that derive at least 20% of their revenue from drones and/or UAV manufacturing or enabling technology or is identified as a defense company with a division or program designated for research and development of drones and/or UAVs. Certain constituent companies included in the Index may design, manufacture, or supply products or services that are or could be utilized for military, defense, or intelligence-gathering purposes.

The Index utilizes a modified free float market capitalization weighted methodology for both Pureplay and Diversified companies. The Pureplay companies are weighted with a maximum weight of 15% per constituent. In the event Pureplay constituents are weighted greater than 5%, the constituents are reduced proportionately until the sum of the weights greater than 5% are less than approximately 45% of the Index. Then, the excess weights are redistributed to the remaining constituents. If there are 10 or more Pureplay companies, then the top three constituents will be capped at 15% and the remaining Pureplay companies will be equally weighted. If there are nine Pureplay companies, then the top two constituents will be capped at 22.5% and the remaining Pureplay companies will be equally weighted. If there are eight Pureplay companies, then the top two constituents will be capped at 25% and the remaining Pureplay companies will be equally weighted. If there are less than eight Pureplay companies, then all of the Pureplay companies will be free float market capitalization weighted with a constituent cap of 15% with no additional caps. The Diversified companies are weighted with a maximum weight of 5% per constituent.

The Fund may invest in companies with various market capitalizations, companies headquartered or incorporated outside of the U.S., including U.S. dollar denominated and non-U.S. dollar denominated securities.

The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover.

The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of October 21, 2025, the Fund had significant investments in industrials companies and Asian issuers, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of October 21, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.